Revenues and geographic information (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 50,317	$ 45,440	$ 42,206
Net sales, change in %	11.00%	8.00%
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	8.00%
Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 8,576	$ 6,390	4,756
Net sales, change in %	34.00%	34.00%
Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 7,822	$ 6,035	4,644
Net sales, change in %	30.00%	30.00%
Cardiovascular, renal and metabolic [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 754	$ 355	112
Net sales, change in %	112.00%	217.00%
Immunology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 9,293	$ 7,798	7,286
Net sales, change in %	19.00%	7.00%
Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 6,141	$ 4,980	4,788
Net sales, change in %	23.00%	4.00%
Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,643	$ 1,463	1,365
Net sales, change in %	12.00%	7.00%
Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,509	$ 1,355	1,133
Net sales, change in %	11.00%	20.00%
Neuroscience [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 4,750	$ 3,651	2,680
Net sales, change in %	30.00%	36.00%
Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,224	$ 2,171	1,092
Net sales, change in %	49.00%	99.00%
Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,214	$ 1,214	1,370
Net sales, change in %	0.00%	(11.00%)
Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 312	$ 266	218
Net sales, change in %	17.00%	22.00%
Oncology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 14,740	$ 12,851	10,373
Net sales, change in %	15.00%	24.00%
Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,033	$ 2,080	1,231
Net sales, change in %	46.00%	69.00%
Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,216	$ 2,269	2,088
Net sales, change in %	(2.00%)	9.00%
Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,058	$ 1,922	1,770
Net sales, change in %	7.00%	9.00%
Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,936	$ 1,720	1,561
Net sales, change in %	13.00%	10.00%
Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,671	$ 1,848	1,923
Net sales, change in %	(10.00%)	(4.00%)
Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,392	$ 980	271
Net sales, change in %	42.00%	262.00%
Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 724	$ 605	471
Net sales, change in %	20.00%	28.00%
Oncology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 689	$ 413	149
Net sales, change in %	67.00%	177.00%
Oncology [member] | Piqray/Vijoice [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 449	$ 505	373
Net sales, change in %	(11.00%)	35.00%
Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 443	$ 508	536
Net sales, change in %	(13.00%)	(5.00%)
Oncology [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 129	$ 1
Established Brands [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,279	$ 1,314	1,238
Net sales, change in %	(3.00%)	6.00%
Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,044	$ 1,475	1,874
Net sales, change in %	(29.00%)	(21.00%)
Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 703	$ 713	743
Net sales, change in %	(1.00%)	(4.00%)
Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 602	$ 692	859
Net sales, change in %	(13.00%)	(19.00%)
Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 590	$ 613	652
Net sales, change in %	(4.00%)	(6.00%)
Established Brands [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 552	$ 925	2,013
Net sales, change in %	(40.00%)	(54.00%)
Established Brands [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,152	$ 1,490	1,200
Net sales, change in %	(23.00%)	24.00%
Established Brands [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 7,036	$ 7,528	8,532
Net sales, change in %	(7.00%)	(12.00%)
Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 12,958	$ 14,750	$ 17,111
Net sales, change in %	(12.00%)	(14.00%)